Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

As discussed in Note 2 - Acquisitions and Dispositions, on August 21, 2017, in connection with the Transaction Agreement, the Company entered into a Divestiture Agreement with Navitus pursuant to which the Company has agreed to divest and transfer its 50% ownership interest in Aurora to Navitus (the “Divestiture”), which currently owns the remaining 50% interest, in consideration for a release from Navitus of all of the Company’s obligations under the second amended partnership agreement, dated October 1, 2011, between Victory and Navitus (the “Partnership Agreement”)

On August 21, 2017, in connection with the Transaction Agreement, the Company entered into a settlement agreement and mutual release (the “VPEG Settlement Agreement”) with Visionary Private Equity Group I, LP ("VPEG"), pursuant to which all obligations of the Company to VPEG to repay indebtedness for borrowed money, other than the VPEG Note (described below), which totaled $873,409.64, including all accrued, but unpaid, interest thereon, was converted into 110,000.472149068 shares (the “VPEG Shares”) of the Company’s newly designated Series C Preferred Stock. Some of the obligations of the Company to VPEG arose pursuant to a securities purchase agreement, dated February 1, 2017, between the Company and VPEG, pursuant to which VPEG purchased a unit comprised of (i) a twelve percent (12%) unsecured six-month promissory note in the principal amount of $320,000 and (ii) a common stock purchase warrant to purchase 5,203,252 shares of the Company’s Common Stock at an exercise price of $0.0923 per share. Pursuant to the VPEG Settlement Agreement, the twelve percent (12%) unsecured six-month promissory note was repaid in full and terminated, but VPEG retained the common stock purchase warrant.

On August 21, 2017, in connection with the Transaction Agreement, the Company entered into a settlement agreement and mutual release (the “Navitus Settlement Agreement”) with Ron Zamber and Greg Johnson, affiliates of Navitus, pursuant to which all obligations of the Company to Ron Zamber and Greg Johnson to repay indebtedness for borrowed money, which totaled approximately $520,800, including all accrued, but unpaid, interest thereon, was converted into 65,591.4971298402 shares of the Company’s newly designated Series C Preferred Stock, 46,699.9368965913 shares of which were issued to Ron Zamber and 18,891.5602332489 shares of which were issued to Greg Johnson (together, “Navitus Shares”).

On August 21, 2017, in connection with the Transaction Agreement, the Company entered into a settlement agreement and mutual release with Ron Zamber and Kim Rubin Hill, pursuant to which all obligations of the Company to Ron Zamber and Kim Rubin Hill to repay indebtedness for borrowed money, which totaled approximately $35,000, including all accrued, but unpaid, interest thereon, was converted into 4,408.03072109140 shares of the Company’s newly designated Series C Preferred Stock, 1,889.1560233249000 shares of which were issued to Ron Zamber and 2,518.8746977665000 shares of which were issued to Kim Rubin Hill.

David McCall, our general counsel and a director, is a partner in The McCall Firm. Fees related to his services are attributable to litigation involving the Company’s oil and natural gas operations in Texas. On August 21, 2017, in connection with the Transaction Agreement, the Company entered into a settlement agreement and mutual release (the “McCall Settlement Agreement”) with McCall Law Firm (“McCall”), pursuant to which all obligations of the Company to McCall to repay indebtedness for borrowed money, which totaled $380,323, including all accrued, but unpaid, interest thereon, was converted into 20,000 shares (the “McCall Shares”) of the Company’s newly designated Series D Preferred Stock. As of September 30, 2017 and December 31, 2016, the Company owed The McCall Firm $0 and $503,377, respectively.

On August 21, 2017 the Company entered into a loan agreement (the “Loan Agreement”) with VPEG pursuant to which VPEG loaned $500,000 to the Company. Such loan is evidenced by a secured convertible original issue discount promissory note (the “VPEG Note”) issued by the Company to VPEG on August 21, 2017. The VPEG Note reflects an original issue discount of $50,000 such that the principal amount of the VPEG Note is $550,000, notwithstanding the fact that the loan is in the amount of $500,000. The VPEG Note does not bear any interest in addition to the original issue discount; provided that upon the occurrence of an event of default (as defined in the VPEG Note), interest upon the unpaid principal amount shall begin to accrue at a rate equal to the lesser of (i) eight percent (8%) per annum or (ii) the maximum interest rate allowed from time to time under applicable law. The VPEG Note was to mature on September 1, 2017 and is secured by a security interest in all of the Company’s assets. VPEG has the right, exercisable at any time prior to payment in full, to convert all or any portion of the principal amount then outstanding, plus all accrued but unpaid interest, into shares of the Company’s common stock at a conversion price equal to $0.04 per share, subject to adjustment.

During the nine months ended September 30, 2017, advances totaling $65,000 were made by VPEG. Mr. Ronald Zamber, one of the Company's directors, is the Managing Director and Chairman of VPEG. These amounts are recorded in Accrued liabilities - related parties as of September 30, 2017. As described further in Note 9 - Subsequent Events, per an amendment to the Loan Agreement and Note (the “Amendment”), these advances became part of the increased loan amount.

Related Party Transactions

During the years ended December 31, 2016 and 2015, we incurred a total of $324,803 and $411,059, respectively in legal fees with The McCall Firm. David McCall, our general counsel and a director, is a partner in The McCall Firm. The fees are attributable to litigation involving the Company’s oil and natural gas operations in Texas. As of December 31, 2016 and 2015, the Company owed The McCall Firm approximately $503,377, and $371,826, respectively, for these professional services.

During the year ended December 31, 2016 temporary capital advances totaling $130,000 were made by Navitus Energy Group Partnership and are recorded in Accrued Liabilities - related parties.

During the year ended December 31, 2015, a member of management made a$29,553 temporary advance to the Company, a member of the board of directors made a $15,000 temporary advance to the Company, and temporary capital advances totaling$388,800 had been made by Navitus Energy Group Partnership. All the above amounts are recorded in Accrued Liabilities - related parties as of December 31, 2016 and 2015.